SCHEDULE OF FINANCIAL INFORMATION FOR OUR EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 537,814	$ 541,715	$ 537,814
Total assets	1,828,327	1,797,740	1,828,327
Current liabilities	544,068	533,447	544,068
Other liabilities	2,000	2,000	2,000
Total liabilities and combined equity	1,828,327	1,797,740	1,828,327
Operating (loss) / income		80,703	(917)	$ (43,332)
Net (loss) / income		12,580	(36,420)	$ (64,568)
W. D. Von Gonten Engineering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	4,484	4,397	4,484
Noncurrent assets	21,392	18,227	21,392
Total assets	25,876	22,624	25,876
Current liabilities	2,837	2,624	2,837
Other liabilities	15,171	13,115	15,171
Combined equity	7,868	6,885	7,868
Total liabilities and combined equity	25,876	22,624	$ 25,876
Revenue	10,035	19,263
Operating (loss) / income	(350)	(1,041)
Net (loss) / income	$ 92	$ (983)